Average Annual Total Returns - Class I Shares - Alger Weatherbie Specialized Growth Fund - AC	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Aug. 05, 2007	56.83%	24.50%	16.01%	55.15%	21.73%	12.82%	34.75%	18.84%	11.86%	40.47%	18.68%	15.00%